TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE INTERNATIONAL ESG EQUITY FUND
TOUCHSTONE INTERNATIONAL ESG EQUITY FUND SUMMARY
The Fund’s Investment Goal
The Touchstone International ESG Equity Fund (the “Fund”) (formerly, the Touchstone Premium Yield Equity Fund) seeks long-term growth of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds if you and your family invest, or agree to invest in the future, at least $25,000 in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 13 and 42, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE FUNDS GROUP TRUST - TOUCHSTONE INTERNATIONAL ESG EQUITY FUND - USD ($)		CLASS A	CLASS C	CLASS Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		none	1.00%	none	none
Redemption Fee	[1]	$ (15)	$ (15)	$ (15)	$ (15)
[1]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE FUNDS GROUP TRUST - TOUCHSTONE INTERNATIONAL ESG EQUITY FUND		CLASS A	CLASS C	CLASS Y	Institutional Class
Management Fees (as a percentage of Assets)	[1]	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[2]	0.53%	0.43%	0.35%	0.34%
Expenses (as a percentage of Assets)	[3]	1.43%	2.08%	1.00%	0.99%
Fee Waiver or Reimbursement	[4]	(0.26%)	(0.13%)	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)	[3],[4],[5]	1.17%	1.95%	0.90%	0.89%
[1]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective August 23, 2019.
[2]	Other Expenses for Class A, Class C and Class Y shares have been restated to reflect fee and expense amounts expected to be in effect from August 23, 2019 through the Fund's fiscal year ending September 30, 2019. Other Expenses for Institutional Class shares are estimated based on fees and expenses incurred by other similar funds within the Touchstone fund complex during the most recent fiscal year. Institutional Class shares are expected to commence operations on August 23, 2019.
[3]	Total Annual Fund Operating Expenses have been restated to reflect a contractual change in the Fund's Investment Advisory Agreement effective August 23, 2019 and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended September 30, 2018.
[4]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.17%, 1.95%, 0.90%, and 0.89% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through August 30, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[5]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets shown in the annual report for the fiscal year ended September 30, 2018 due to a contractual change in the Fund's expense limitation agreement that took effect August 23, 2019.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:Assuming Redemption at End of Period
Expense Example - TOUCHSTONE FUNDS GROUP TRUST - TOUCHSTONE INTERNATIONAL ESG EQUITY FUND - USD ($)	CLASS A	CLASS C	CLASS Y	Institutional Class
Expense Example, with Redemption, 1 Year	613	298	92	91
Expense Example, with Redemption, 3 Years	906	639	308	305
Expense Example, with Redemption, 5 Years	1,219	1,107	543	537
Expense Example, with Redemption, 10 Years	2,106	2,400	1,216	1,204

Assuming No Redemption
Expense Example, No Redemption - USD ($)	TOUCHSTONE FUNDS GROUP TRUST TOUCHSTONE INTERNATIONAL ESG EQUITY FUND CLASS C
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	639
Expense Example, No Redemption, 5 Years	1,107
Expense Example, No Redemption, 10 Years	2,400

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of non-U.S. companies that meet certain financial and environmental, social, and governance ("ESG") criteria. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds that invest in equity securities.

The Fund’s sub-advisor, Rockefeller & Co. LLC (“Rockefeller”), selects investments for the Fund based on an evaluation of a company’s financial condition and its ESG practices. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations. Rockefeller believes that integrating ESG analysis into the investment process provides additional insight into a company's long-term competitive edge and helps identify risks and opportunities that financial analysis might not fully consider. Rockefeller analyzes the potential ESG opportunities and risks of a company, considers how well the company manages these opportunities and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices. Through this evaluation and ongoing engagement, Rockefeller seeks to support and encourage the company’s progress toward sustainability.

The Fund invests in securities of any size, but generally focuses on larger, more established companies. The Fund invests primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Emerging markets are defined as those countries not included in the MSCI World Index, a developed market index. As of July 30, 2019, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

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Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the marke

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Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

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Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group

ESG Investing Risk: The Fund’s ESG criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

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Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

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Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Other Investment Companies Risk (including Exchange-Traded Funds Risk): The Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the investment companies.

The Fund’s Performance
The bar chart and the performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI All Country World ex-USA Index, the Russell 3000® Value Index and the Dow Jones U.S. Select Dividend Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On August 23, 2019, the Fund changed its name, principal investment strategies, and sub-advisor. Consequently, prior period performance would have been different if the Fund had not been managed by the prior sub-advisor using such sub-advisor’s premium yield equity strategy.

Touchstone International ESG Equity Fund— Class A Shares Total Return as of December 31

Best Quarter: Third Quarter 2009 13.77%	Worst Quarter: First Quarter 2009 (13.74)%
The year-to-date return for the Fund’s Class A shares as of June 30, 2019 is 12.11%.
Average Annual Total Returns For the periods ended December 31, 2018(1)	[1]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Average Annual Total Returns - TOUCHSTONE FUNDS GROUP TRUST - TOUCHSTONE INTERNATIONAL ESG EQUITY FUND		Label	1 Year	5 Years	10 Years
MSCI All Country World ex-USA Index	[1]	MSCI All Country World ex-USA Index(2) (reflects no deductions for fees, expenses or taxes)	(14.20%)	0.68%	6.57%
Russell 3000® Value Index	[1]	Russell 3000® Value Index(2) (reflects no deductions for fees, expenses or taxes)	(8.58%)	5.77%	11.12%
Dow Jones U.S. Select Dividend Index	[1]	Dow Jones U.S. Select Dividend Index(2) (reflects no deductions for fees, expenses or taxes)	(5.94%)	8.49%	12.26%
CLASS A		Class A Return Before Taxes	(14.68%)	2.34%	8.28%
CLASS A | After Taxes on Distributions		Class A Return After Taxes on Distributions	(16.88%)	0.57%	7.05%
CLASS A | After Taxes on Distributions and Sales		Class A Return After Taxes on Distributions and Sale of Fund Shares	(6.96%)	1.76%	6.71%
CLASS C		Class C Return Before Taxes	(10.95%)	2.78%	8.12%
CLASS Y		Class Y Return Before Taxes	(9.23%)	3.81%	9.19%
[1]	The Fund changed its benchmarks from the Russell 3000® Value Index and the Dow Jones U.S. Select Dividend Index to the MSCI All Country World Index ex-USA on August 23, 2019, in conjunction with the Fund's name change and change in principal investment strategies and sub-advisor.

[1]	Returns are not presented for Institutional Class shares. That share class commenced operations on August 23, 2019. Performance information for Institutional Class shares will be shown when that share class has a full calendar year of operations.